Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Equity Classified warrants	3.6	1.0	6.2
Derivative warrants	99.3	1.0
Simple warrants	2.6	3.4	9.8
Performance warrants	1.4	1.7	5.8
Stock options	$ 0.4	$ 0.7	$ 0.6
RSUs Exercisable	$ 7.5	$ 1.7	$ 0.1